Long-Term Debt - Debt (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jul. 16, 2021
Debt Instrument [Line Items]
Current maturities of long-term debt			$ 5,200	$ 2,600	$ 4,800	$ 4,800	$ 5,200
Term Loan - long-term portion					478,800	478,800
Less: Original Issue Discount - long-term portion					(6,724)	(6,724)			$ (7,200)
Less: Deferred Financing Costs - long-term portion					(5,091)	(5,091)
Long-term debt			$ 510,236	$ 512,350	$ 462,185	$ 462,185	$ 510,236
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Successor	Predecessor	Predecessor
Fresh-Start Reporting Fair Value Adjustment
Debt Instrument [Line Items]
Long-term debt			$ 4,564	$ (5,050)			$ 4,564
Term Loan
Debt Instrument [Line Items]
Current maturities of long-term debt			5,200		$ 4,800	$ 4,800	5,200
Term Loan - long-term portion			$ 514,800		$ 474,000	$ 474,000	$ 514,800
Less: Original Issue Discount - long-term portion									(7,200)
Less: Deferred Financing Costs - long-term portion									$ (5,400)